Revenue Arrangements - Schedule of Changes in Contract Liabilities (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Contract liabilities:
Deferred revenue, beginning of period	$ 5,849	$ 593
Deferred revenue, additions	0	10,500
Deferred revenue, deductions	5,849	(5,244)
Deferred revenue, end of period	0	5,849
Contract liabilities, beginning balance	5,849	593
Additions	0	10,500
Deductions		(5,244)
Contract liabilities, ending balance	$ 0	$ 5,849